Financial instruments - Increase (Decrease) to Net Earnings Before Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Currency risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (273)	$ (873)
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	2,086	2,711
Currency risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	273	873
Currency risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(2,086)	(2,711)
Commodity price risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(10,554)	(23,904)
Commodity price risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(9,324)	(11,783)
Commodity price risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	10,554	24,088
Commodity price risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	1,636	7,207
$1.00 increase from initial share price of the equity swap
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	3,750	3,750
$1.00 decrease from initial share price of the equity swap | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (3,750)	$ (3,750)